Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note
10-Subsequent
Events
The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheets date up to the date that the unaudited condensed consolidated financial statements were issued and determined that there have been no events other than the events described below, that have occurred that would require adjustments to the disclosures in the unaudited condensed consolidated financial statements.
In July 2023, $
18,432,316
was paid to
s
tockholders holding
1,747,139
Public Shares wh
o
had exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. Following redemptions, the Company had
3,329,638
Public Shares outstanding. After the satisfaction of such redemptions, the balance of the Trust Account was approximately $
36.9
 million.
On November 8, 2023, Cantor Fitzgerald (“Cantor”), entered into a fee reduction agreement (the “Fee Reduction Agreement”), pursuant to which Cantor has agreed to forfeit $4,050,000 of the aggregate of $8,050,000 of deferred underwriting fees payable (the “Original Deferred Fee”), resulting in a remainder of $4,000,000 of deferred underwriting fees payable (the “Reduced Deferred Fee”) by the Company to Cantor upon Closing of the Business Combination (the “Fee Reduction”). Pursuant to the Fee Reduction Agreement, the Reduced Deferred Fee will be payable in the form of a number of New Banzai Class A Shares equal to the greater of (a) 400,000 or (b) the quotient obtained by dividing (x) the Reduced Deferred Fee by (y) the dollar volume-weighted average price for the New Banzai Class A Shares on Nasdaq, over the five trading days immediately preceding the date of the initial filing of a resale registration statement on Form S-1, as reported by Bloomberg through its “AQR” function (as adjusted for any stock dividend, split, combination, recapitalization or other similar transaction, the “Cantor Fee Shares”). The Cantor Fee Shares will be issuable following the Closing upon (or immediately prior to) initial filing of a resale registration statement on Form S-1 by New Banzai covering the Cantor Fee Shares (which New Banzai will be required to file as soon as practicable but no later than thirty (30) days following the Closing), in accordance with the terms of the Fee Reduction Agreement.

Note
11-Subsequent
Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued and determined that other than the additional borrowings under the extension described in Note 4, there have been no events that have occurred that would require adjustments to the disclosures in the consolidated financial statements.